Related Parties - Summary of outstanding balances with related parties (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Outstanding balances for related party transactions [abstract]
Trade and other receivables	¥ 25,270	¥ 14,331
Trade and other payables	¥ 39,545	¥ 42,442